Fair Value Changes of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Gain/(Loss) on Fair Value Changes of Derivative Financial Instruments
11	FAIR VALUE CHANGES OF DERIVATIVE FINANCIAL INSTRUMENTS

	2019 RMB million	2018 RMB million	2017 RMB million
Forward foreign exchange contracts	—	311	(311)